LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                December 31, 1998
                                    (Audited)


This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.

Life Insurance Company of North America
Philadelphia, PA

                        Report of Independent Accountants

To the Contract Owners of Life Insurance Company of North America Separate Account A and the Board of Directors of Life Insurance Company of North America

In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Life Insurance Company of North America Separate Account A (the Separate Account) at December 31, 1998, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made management, and evaluating the overall financial statement presentation. We believe that our audits which included confirmation of securities at December 31, 1998 by correspondence with the underlying funds provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Dallas, Texas
February 19, 1999

LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
As Of December 31, 1998


ASSETS


Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

1,697,857 qualified shares                  (Cost $10,888,999)  12,598,088
  246,577 non-qualified shares              (Cost $2,002,659)    1,829,612

Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund)

  101,450 qualified shares                  (Cost $1,086,541)    1,401,018
   19,910 non-qualified shares              (Cost $233,536)        274,955

Delaware Group Decatur Fund, Inc.

  843,527 qualified shares                  (Cost $11,270,650)  15,436,533
  235,764 non-qualified shares              (Cost $3,007,095)    4,314,477

Windsor Fund

  794,413 qualified shares                  (Cost $9,677,487)   12,369,017
  101,728 non-qualified shares              (Cost $1,415,537)    1,583,902

Dreyfus Third Century Fund

  954,270 qualified shares                  (Cost $4,771,700)   11,718,448
   28,662 non-qualified shares              (Cost $169,682)        351,968

Windsor Fund B

  252,910 qualified shares                  (Cost $4,195,011)    3,937,802
  109,293 non-qualified shares              (Cost $1,743,906)    1,701,704

CIGNA High Yield Fund, Inc.

   52,145 qualified shares                  (Cost $551,545)        457,310
  135,701 non-qualified shares              (Cost $1,295,390)    1,190,097

Total Assets                                                    69,164,931


CONTRACT OWNERS' EQUITY


Contract Owners' Equity (Notes 3 and 7):

Seligman Growth Fund, Inc.

  668,941 qualified accumulation
          units outstanding                  (18.8328838 Per Unit) 12,598,088
  120,334 non-qualified accumulation
          units outstanding                  (15.2044482 Per Unit)  1,829,612
Oppenheimer Multiple Strategies Fund
 (formerly Oppenheimer Fund)

  161,220 qualified accumulation
          units outstanding                  (8.6900984 Per Unit)   1,401,018
   32,314 non-qualified accumulation
          units outstanding                  (8.508861 Per Unit)      274,955
Delaware Group Decatur Fund, Inc.

  552,419 qualified accumulation            (27.9435233 Per Unit)  15,436,533
          units outstanding
  158,694 non-qualified accumulation        (27.1873978 Per Unit)   4,314,477
          units outstanding
Windsor Fund

  645,749 qualified accumulation            (19.154528 Per Unit)   12,369,017
          units outstanding
   93,494 non-qualified accumulation        (16.941211 Per Unit)    1,583,902
          units outstanding
Dreyfus Third Century Fund

  393,324 qualified accumulation            (29.7933722 Per Unit)  11,718,448
          units outstanding
   13,414 non-qualified accumulation        (26.238853 Per Unit)      351,968
          units outstanding
Windsor Fund B

  178,420 qualified accumulation            (22.0704046 Per Unit)   3,937,802
          units outstanding
   76,345 non-qualified accumulation        (22.2896527 Per Unit)   1,701,704
          units outstanding
CIGNA High Yield Fund, Inc.

   68,220 qualified accumulation            (6.7034531 Per Unit)      457,310
          units outstanding
  174,846 non-qualified accumulation        (6.8065435 Per Unit)    1,190,097
          units outstanding
Contract Owners' Equity                                            69,164,931


The accompanying notes are an integral part of these financial statements


LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
Year Ended December 31, 1998


                                                Seligman        Seligman
                                              Growth Fund      Growth Fund
                                                  Inc.            Inc.
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                            17,288          2,467

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                101,101         14,514
Investment income - net                             (83,813)       (12,047)

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions           1,143,452        162,787

Net realized gain (loss) on investments:
Proceeds from sale of shares                        981,785        113,220
Cost of shares sold                                 860,228         98,012

Net realized gain (loss) on investments             121,557         15,208

Net unrealized gain (loss) on investments         2,153,909        309,018

Net realized and unrealized gain (Loss)
on investments                                    3,418,918        487,013
Net Increase (Decrease) in Net Assets
from Investment Operations                        3,335,105        474,966


The accompanying notes are an integral part of these financial statements


                                              Oppenheimer      Oppenheimer
                                                Multiple        Multiple
                                               Strategies      Strategies
                                             Fund (formerly   Fund (formerly
                                              Oppenheimer)    Oppenheimer)
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                            50,017          9,545

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                 12,956          2,476
Investment income - net                              37,061          7,069

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions             112,996         22,153

Net realized gain (loss) on investments:
Proceeds from sale of shares                        173,890         25,033
Cost of shares sold                                 173,066         23,731

Net realized gain (loss) on investments                 824          1,302

Net unrealized gain (loss) on investments           (68,182)       (13,547)

Net realized and unrealized gain (Loss)
on investments                                       45,638          9,908
Net Increase (Decrease) in Net Assets
from Investment Operations                           82,699         16,977



                                                Delaware        Delaware
                                                 Group            Group
                                                Decatur          Decatur
                                               Fund, Inc.      Fund, Inc.
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                           799,676        223,128

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                137,475         38,231
Investment income - net                             662,201        184,897

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions           1,888,067        527,749

Net realized gain (loss) on investments:
Proceeds from sale of shares                      1,177,252        383,943
Cost of shares sold                               1,146,830        367,630

Net realized gain (loss) on investments              30,422         16,313

Net unrealized gain (loss) on investments        (1,286,547)      (361,338)

Net realized and unrealized gain (Loss)
on investments                                      631,942        182,724
Net Increase (Decrease) in Net Assets
from Investment Operations                        1,294,143        367,621




                                                Windsor          Windsor
                                                  Fund            Fund
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                           186,509         23,279

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                123,632         14,507
Investment income - net                              62,877          8,772

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions             895,070        114,633

Net realized gain (loss) on investments:
Proceeds from sale of shares                      2,665,488         14,508
Cost of shares sold                               2,599,780         14,754

Net realized gain (loss) on investments              65,708           (246)

Net unrealized gain (loss) on investments          (937,201)      (124,591)

Net realized and unrealized gain (Loss)
on investments                                       23,577        (10,204)
Net Increase (Decrease) in Net Assets
from Investment Operations                           86,454         (1,432)




                                                Dreyfus          Dreyfus
                                             Third Century    Third Century
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                           186,164          5,537

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                 94,993          3,091
Investment income - net                              91,171          2,446

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions             973,251         28,945

Net realized gain (loss) on investments:
Proceeds from sale of shares                        906,316         27,817
Cost of shares sold                                 851,671         23,390

Net realized gain (loss) on investments              54,645          4,427

Net unrealized gain (loss) on investments         1,595,026         47,456

Net realized and unrealized gain (Loss)
on investments                                    2,622,922         80,828
Net Increase (Decrease) in Net Assets
from Investment Operations                        2,714,093         83,274



                                                Windsor          Windsor
                                                 Fund B          Fund B
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                            25,008         25,008

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                 38,286         15,728
Investment income - net                             (13,278)         9,280

Net Realized and Unrealized Gain on Investments:

Net realized capital gain distributions             285,754        123,118

Net realized gain (loss) on investments:
Proceeds from sale of shares                        574,239         58,118
Cost of shares sold                                 532,457         52,927

Net realized gain (loss) on investments              41,782          5,191

Net unrealized gain (loss) on investments          (280,242)      (134,279)

Net realized and unrealized gain (Loss)
on investments                                       47,294         (5,970)
Net Increase (Decrease) in Net Assets
from Investment Operations                           34,016          3,310




                                                 CIGNA            CIGNA
                                               High Yield      High Yield
                                               Fund, Inc.      Fund, Inc.
                                               Qualified      Non-Qualified
Investment Income:
Dividends                                            45,424        112,118

Expenses:
Mortality risk and expense fees
guarantees (Notes 3)                                  4,329         10,429
Investment income - net                              41,095        101,689

Net Realized and Unrealized Gain
 on Investments:

Net realized capital gain distributions                   0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         37,087          8,585
Cost of shares sold                                  36,502          8,734

Net realized gain (loss) on investments                 585           (149)

Net unrealized gain (loss) on investments           (70,193)      (185,939)

Net realized and unrealized gain (Loss)
on investments                                      (69,608)      (186,088)
Net Increase (Decrease) in Net Assets
from Investment Operations                          (28,513)       (84,399)



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Year Ended December 31, 1998


                                                Seligman        Seligman
                                              Growth Fund      Growth Fund
                                                  Inc.            Inc.
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                              ($83,813)      ($12,047)
Realized capital gain distributions               1,143,452        162,787
Net realized gain (loss) on investments             121,557         15,208
Net unrealized gain (loss) on investments         2,153,909        309,018
Net Increase (Decrease) in net assets
from investment operations                        3,335,105        474,966

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                11,090              0
Net contract surrenders and
transfers out (Note 3)                             (745,799)       (78,113)
Benefit payments to annuitants                     (125,945)       (20,593)
Net Increase (Decrease) from
accumulation unit transactions                     (860,654)       (98,706)

Net Increase (Decrease) in Net Assets            $2,474,451       $376,260
Net Assets:
Net assets at December 31, 1997                  10,123,637      1,453,352

Net assets at December 31, 1998                 $12,598,088     $1,829,612

Year Ended December 31, 1997

                                                Seligman        Seligman
                                              Growth Fund      Growth Fund
                                                  Inc.            Inc.
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                              ($88,850)      ($12,696)
Realized capital gain distributions               1,187,359        169,266
Net realized gain (loss) on investments              81,816         13,687
Net unrealized gain (loss) on investments           375,448         47,572
Net Increase (Decrease) in net assets
from investment operations                        1,555,773        217,829

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                13,012              0
Net contract surrenders and
transfers out (Note 3)                             (728,383)       (70,004)
Benefit payments to annuitants                      (39,997)       (18,945)
Net Increase (Decrease) from
accumulation unit transactions                     (755,368)       (88,949)

Net Increase (Decrease) in Net Assets              $800,405       $128,880
Net Assets:
Net assets at December 31, 1996                   9,323,232      1,324,472

Net assets at December 31, 1997                 $10,123,637     $1,453,352


                                               Multiple         Multiple
                                               Strategies      Strategies
                                                  Fund            Fund
                                               (formerly       (formerly
                                             Oppenheimer )    Oppenheimer )
Investment Operations:
Investment income-net                               $37,061         $7,069
Realized capital gain distributions                 112,996         22,153
Net realized gain (loss) on investments                 824          1,302
Net unrealized gain (loss) on investments           (68,182)       (13,547)
Net Increase (Decrease) in net assets
from investment operations                           82,699         16,977

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                 1,330              0
Net contract surrenders and
transfers out (Note 3)                             (149,210)          (185)
Benefit payments to annuitants                       (7,195)       (22,371)
Net Increase (Decrease) from
accumulation unit transactions                     (155,075)       (22,556)

Net Increase (Decrease) in Net Assets              ($72,376)       ($5,579)
Net Assets:
Net assets at December 31, 1997                   1,473,394        280,534

Net assets at December 31, 1998                  $1,401,018       $274,955

Year Ended December 31, 1997

                                               Multiple         Multiple
                                               Strategies      Strategies
                                                  Fund            Fund
                                               (formerly       (formerly
                                             Oppenheimer )    Oppenheimer )

Investment Operations:
Investment income-net                               $43,282         $8,165
Realized capital gain distributions                 217,823         36,783
Net realized gain (loss) on investments             157,369            820
Net unrealized gain (loss) on investments           (19,955)         5,688
Net Increase (Decrease) in net assets
from investment operations                          398,519         51,456

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                 4,780              0
Net contract surrenders and
transfers out (Note 3)                             (535,348)             0
Benefit payments to annuitants                       (6,927)        (7,428)
Net Increase (Decrease) from
accumulation unit transactions                     (537,495)        (7,428)

Net Increase (Decrease) in Net Assets             ($138,976)       $44,028
Net Assets:
Net assets at December 31, 1996                   1,612,370        236,506

Net assets at December 31, 1997                  $1,473,394       $280,534



                                                Delaware        Delaware
                                                 Group            Group
                                                Decatur          Decatur
                                               Fund, Inc.      Fund, Inc.
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                              $662,201       $184,897
Realized capital gain distributions               1,888,067        527,749
Net realized gain (loss) on investments              30,422         16,313
Net unrealized gain (loss) on investments        (1,286,547)      (361,338)
Net Increase (Decrease) in net assets
from investment operations                        1,294,143        367,621

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                47,625              0
Net contract surrenders and
transfers out (Note 3)                             (833,765)      (278,898)
Benefit payments to annuitants                      (80,335)       (66,814)
Net Increase (Decrease) from
accumulation unit transactions                     (866,475)      (345,712)

Net Increase (Decrease) in Net Assets              $427,668        $21,909
Net Assets:
Net assets at December 31, 1997                  15,008,865      4,292,568

Net assets at December 31, 1998                 $15,436,533     $4,314,477

Year Ended December 31, 1997

                                                Delaware        Delaware
                                                 Group            Group
                                                Decatur          Decatur
                                               Fund, Inc.      Fund, Inc.
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $837,463       $237,932
Realized capital gain distributions               1,413,813        404,241
Net realized gain (loss) on investments             122,855         18,742
Net unrealized gain (loss) on investments         1,122,353        321,660
Net Increase (Decrease) in net assets
from investment operations                        3,496,484        982,575

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                               124,184              0
Net contract surrenders and
transfers out (Note 3)                           (1,220,653)      (225,262)
Benefit payments to annuitants                      (58,819)       (60,234)
Net Increase (Decrease) from
accumulation unit transactions                   (1,155,288)      (285,496)

Net Increase (Decrease) in Net Assets            $2,341,196       $697,079
Net Assets:
Net assets at December 31, 1996                  12,667,669      3,595,489

Net assets at December 31, 1997                 $15,008,865     $4,292,568



                                                Windsor          Windsor
                                                  Fund            Fund
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                               $62,877         $8,772
Realized capital gain distributions                 895,070        114,633
Net realized gain (loss) on investments              65,708           (246)
Net unrealized gain (loss) on investments          (937,201)      (124,591)
Net Increase (Decrease) in net assets
from investment operations                           86,454         (1,432)

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                               322,791              0
Net contract surrenders and
transfers out (Note 3)                           (2,238,922)             0
Benefit payments to annuitants                     (132,202)             0
Net Increase (Decrease) from
accumulation unit transactions                   (2,048,333)             0

Net Increase (Decrease) in Net Assets           ($1,961,879)       ($1,432)
Net Assets:
Net assets at December 31, 1997                  14,330,896      1,585,334

Net assets at December 31, 1998                 $12,369,017     $1,583,902

Year Ended December 31, 1997

                                                Windsor          Windsor
                                                  Fund            Fund
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $727,599        $79,504
Realized capital gain distributions               1,448,303        160,034
Net realized gain (loss) on investments             552,562          5,905
Net unrealized gain (loss) on investments            19,955         21,529
Net Increase (Decrease) in net assets
from investment operations                        2,748,419        266,972

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                               219,230         66,991
Net contract surrenders and
transfers out (Note 3)                           (1,916,725)       (58,760)
Benefit payments to annuitants                      (94,819)             0
Net Increase (Decrease) from
accumulation unit transactions                   (1,792,314)         8,231

Net Increase (Decrease) in Net Assets              $956,105       $275,203
Net Assets:
Net assets at December 31, 1996                  13,374,791      1,310,131

Net assets at December 31, 1997                 $14,330,896     $1,585,334




                                                Dreyfus          Dreyfus
                                             Third Century    Third Century
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                               $91,171         $2,446
Realized capital gain distributions                 973,251         28,945
Net realized gain (loss) on investments              54,645          4,427
Net unrealized gain (loss) on investments         1,595,026         47,456
Net Increase (Decrease) in net assets
from investment operations                        2,714,093         83,274

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                10,603              0
Net contract surrenders and
transfers out (Note 3)                             (755,943)       (23,878)
Benefit payments to annuitants                      (21,124)          (849)
Net Increase (Decrease) from
accumulation unit transactions                     (766,464)       (24,727)

Net Increase (Decrease) in Net Assets            $1,947,629        $58,547
Net Assets:
Net assets at December 31, 1997                   9,770,819        293,421

Net assets at December 31, 1998                 $11,718,448       $351,968

Year Ended December 31, 1997

                                                Dreyfus          Dreyfus
                                             Third Century    Third Century
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $158,149         $4,677
Realized capital gain distributions                 549,264         16,216
Net realized gain (loss) on investments              92,057          2,549
Net unrealized gain (loss) on investments         1,429,978         42,261
Net Increase (Decrease) in net assets
from investment operations                        2,229,448         65,703

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                19,625          4,612
Net contract surrenders and
transfers out (Note 3)                             (605,093)       (22,476)
Benefit payments to annuitants                      (29,242)          (744)
Net Increase (Decrease) from
accumulation unit transactions                     (614,710)       (18,608)

Net Increase (Decrease) in Net Assets           ($1,614,738)       $47,095
Net Assets:
Net assets at December 31, 1996                   8,156,081        246,326

Net assets at December 31, 1997                  $9,770,819       $293,421



                                                Windsor          Windsor
                                                 Fund B          Fund B
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                              ($13,278)        $9,280
Realized capital gain distributions                 285,754        123,118
Net realized gain (loss) on investments              41,782          5,191
Net unrealized gain (loss) on investments          (280,242)      (134,279)
Net Increase (Decrease) in net assets
from investment operations                           34,016          3,310

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                75,498              0
Net contract surrenders and
transfers out (Note 3)                             (555,599)       (40,166)
Benefit payments to annuitants                       (2,715)        (2,225)
Net Increase (Decrease) from
accumulation unit transactions                     (482,816)       (42,391)

Net Increase (Decrease) in Net Assets             ($448,800)      ($39,081)
Net Assets:
Net assets at December 31, 1997                   4,386,602      1,740,785

Net assets at December 31, 1998                  $3,937,802     $1,701,704

Year Ended December 31, 1997

                                                Windsor          Windsor
                                                 Fund B          Fund B
                                               Qualified      Non-Qualified

Investment Operations:
Investment income-net                              $228,221        $87,765
Realized capital gain distributions                 457,654        175,744
Net realized gain (loss) on investments              16,888          6,332
Net unrealized gain (loss) on investments            94,029         39,594
Net Increase (Decrease) in net assets
from investment operations                          796,792        309,435

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                39,318              0
Net contract surrenders and
transfers out (Note 3)                             (373,799)       (84,585)
Benefit payments to annuitants                       (2,701)        (2,183)
Net Increase (Decrease) from
accumulation unit transactions                     (337,182)       (86,768)

Net Increase (Decrease) in Net Assets              $459,610       $222,667
Net Assets:
Net assets at December 31, 1996                   3,926,992      1,518,118

Net assets at December 31, 1997                  $4,386,602     $1,740,785



                                                 CIGNA            CIGNA
                                               High Yield      High Yield
                                               Fund, Inc.      Fund, Inc.
                                               Qualified      Non-Qualified
Investment Operations:
Investment income-net                               $41,095       $101,689
Realized capital gain distributions                       0              0
Net realized gain (loss) on investments                 585           (149)
Net unrealized gain (loss) on investments           (70,193)      (185,939)
Net Increase (Decrease) in net assets
from investment operations                          (28,513)       (84,399)

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                     0        323,340
Net contract surrenders and
transfers out (Note 3)                              (32,757)        (1,092)
Benefit payments to annuitants                            0              0
Net Increase (Decrease) from
accumulation unit transactions                      (32,757)       322,248

Net Increase (Decrease) in Net Assets              ($61,270)      $237,849
Net Assets:
Net assets at December 31, 1997                     518,580        952,248

Net assets at December 31, 1998                    $457,310     $1,190,097

Year Ended December 31, 1997

                                               CIGNA High      CIGNA High
                                            Yield Fund, Inc.  Yield Fund, Inc.
                                             Non-Qualified    Non-Qualified

Investment Operations:
Investment income-net                               $44,726        $96,939
Realized capital gain distributions                       0              0
Net realized gain (loss) on investments              (1,641)        28,812
Net unrealized gain (loss) on investments            17,632          3,957
Net Increase (Decrease) in net assets
from investment operations                           60,717        129,708

Accumulation Unit Transactions:
Net contract considerations and
transfers in (Note 3)                                     0              0
Net contract surrenders and
transfers out (Note 3)                             (366,223)      (512,728)
Benefit payments to annuitants                            0              0
Net Increase (Decrease) from
accumulation unit transactions                     (366,223)      (512,728)

Net Increase (Decrease) in Net Assets             ($305,506)     ($383,020)
Net Assets:
Net assets at December 31, 1996                     824,086      1,335,268

Net assets at December 31, 1997                    $518,580       $952,248


            LIFE INSURANCE COMPANY OF NORTH AMERICA
                       SEPARATE ACCOUNT A

                 NOTES TO FINANCIAL STATEMENTS

                       December 31, 1998


Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment company Act of 1940, as amended, as a unit investment trust. The separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value investments is based on closing bid prices (net asset value) at December 31, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the period ended December 31, 1998 were $ after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the period ended December 31, 1998 were as follows:

     Transfers between Separate
      Account A subdivisions      $  99,205

     Transfers from the General
      Account                     $ 541,449

     Transfers to the General
      Account                     $ 527,384

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended December 31, 1998, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1999, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


LIFE INSURANCE COMPANY OF NORTH AMERICA
Note 7.  Accumulation unit transactions
Period Ended   12/31/98


The changes in the number of accumulation units (the measure of ownership in the Separate Account) during 1998, and units outstanding at December 31, 1998 were as follows:

                                           Seligman       Seligman
                                         Growth Fund     Growth Fund
                                             Inc.           Inc.
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997        720,560        128,134

Units purchased and transfers in                  650              0

Benefits, surrenders and transfers out        (52,269)        (7,800)

Units outstanding at December 31, 1998        668,941        120,334




                                         Oppenheimer     Oppenheimer
                                             Fund           Fund
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997        179,887         34,996

Units purchased and transfers in                  834              0

Benefits, surrenders and transfers out        (19,501)        (2,682)

Units outstanding at December 31, 1998        161,220         32,314




                                           Delaware       Delaware
                                            Group           Group
                                           Decatur         Decatur
                                          Fund, Inc.     Fund, Inc.
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997        584,884        171,929

Units purchased and transfers in                1,670              0

Benefits, surrenders and transfers out        (34,135)       (13,235)

Units outstanding at December 31, 1998        552,419        158,694




                                           Windsor         Windsor
                                             Fund           Fund
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997        747,640         93,494

Units purchased and transfers in               22,701              0

Benefits, surrenders and transfers out       (124,592)             0

Units outstanding at December 31, 1998        645,749         93,494





                                           Dreyfus         Dreyfus
                                        Third Century   Third Century
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997        423,700         14,428

Units purchased and transfers in                2,091              0

Benefits, surrenders and transfers out        (32,467)        (1,014)

Units outstanding at December 31, 1998        393,324         13,414





                                           Windsor         Windsor
                                           Fund B          Fund B
                                           Qualified       Non-Qualified

Units outstanding at December 31, 1997        198,377         78,031

Units purchased and transfers in                3,139              0

Benefits, surrenders and transfers out        (23,096)        (1,686)

Units outstanding at December 31, 1998        178,420         76,345




                                          CIGNA         CIGNA
                                          High Yield    High Yield
                                          Fund, Inc.    Fund, Inc.
                                          Qualified     Non-Qualified

Units outstanding at December 31, 1997         72,762        131,589

Units purchased and transfers in                    0         43,257

Benefits, surrenders and transfers out         (4,542)             0

Units outstanding at December 31, 1998         68,220        174,846





The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                         Accumulation     Aggregate
                                            Units           Value

Seligman Growth Fund, Inc. Qualified           31,083       $585,383
Seligman Growth Fund, Inc. Non-Qualified       14,507       $220,571
Oppenheimer Fund Qualified                      4,706        $40,896
Oppenheimer Fund Non-Qualified                 10,227        $87,020
Delaware Group Decatur Fund, Inc. Qualified    32,029       $895,003
Delaware Group Decatur Fund, Inc.
Non-Qualified                                  32,167       $874,537
Windsor Fund Qualified                         48,818       $935,086
Dreyfus Third Century Qualified                10,000       $297,934
Dreyfus Third Century Non-Qualified               440        $11,545
Windsor Fund B Qualified                        1,383        $30,523
Windsor Fund B Non-Qualified                    1,438        $32,053


                                           Monthly         Annuity
                                        Annuity Units    Unit Value

Seligman Growth Fund, Inc. Qualified            1,256      7.1707038
Seligman Growth Fund, Inc. Non-Qualified          969      5.7903583
Oppenheimer Fund Qualified                        245      3.3135632
Oppenheimer Fund Non-Qualified                    198      3.2455162
Delaware Group Decatur Fund, Inc. Qualified       941     10.6910023
Delaware Group Decatur Fund, Inc.
Non-Qualifed                                      700     10.3320572
Windsor Fund Qualified                          1,300      7.3059481
Dreyfus Third Century Qualified                   458      5.9900083
Dreyfus Third Century Non-Qualified                19      5.9174346
Windsor Fund B Qualified                          108      1.0089538
Windsor Fund B Non-Qualified                      103      1.8682724